Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents [Abstract]
Cash on hand and in banks (Note 27)	₱ 5,982	₱ 6,351
Temporary cash investments (Note 27)	45,672	26,554
Cash and cash equivalents	₱ 51,654	₱ 32,905	₱ 38,722	₱ 46,455